Stock-Based Compensation - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Stock Based Compensation [Line Items]
Shares issued under options plan	2,519,500
General and administrative expense recognized	$ 571,382
Share-based payment award, award vesting period	3 years
Maximum term of stock options	10 years
Weighted average grant date fair value	$ 3,248,413
Options exercised	0	0
Total fair value of shares vested	543,926
Options vested	423,750	0
Unrecognized share-based compensation expense	2,588,411
Recognized weighted average service period	3 years
General and Administrative [Member]
Stock Based Compensation [Line Items]
General and administrative expense recognized	563,759
Pieris Plan [Member]
Stock Based Compensation [Line Items]
Common stock reserved for issuance	3,200,000
Share-based compensation description	(i) 1,000,000 shares, (ii) 4% of the number of shares of the Company’s common stock outstanding on such date, and (iii) such other amount determined by the administrator. As of December 31, 2014, options to purchase 1,430,000 shares of the Company’s common stock have been issued under the Pieris Plan to their executive officers and directors, and options to purchase 1,089,500 shares have been issued under the Pieris Plan to other employees and consultants.
Common stock available for grant	680,500
Pieris Plan [Member] | Executive Officers And Directors [Member]
Stock Based Compensation [Line Items]
Shares issued under options plan	1,430,000
Pieris Plan [Member] | Employees and Consultants [Member]
Stock Based Compensation [Line Items]
Shares issued under options plan	1,089,500
Pieris Plan [Member] | Consultant [Member] | General and Administrative [Member]
Stock Based Compensation [Line Items]
General and administrative expense recognized	$ 131,984